Derivative instruments and hedging activities (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Gain (loss) on derivative instrument	$ 100	$ (200)	$ (2,300)	$ 3,400
Other current assets [Member] | Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Assets derivatives - Notional amount	24,572		24,572		$ 54,586
Other current assets [Member] | Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Conversion To Euro [Member]
Derivatives, Fair Value [Line Items]
Assets derivatives - Notional amount	32,100		32,100
Other current assets [Member] | Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Conversion To NIS [Member]
Derivatives, Fair Value [Line Items]
Assets derivatives - Notional amount	4,100		4,100
Other current assets [Member] | Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Conversion To Yen [Member]
Derivatives, Fair Value [Line Items]
Assets derivatives - Notional amount	10,600		10,600
Other current assets [Member] | Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Assets derivatives - Notional amount	7,780		7,780		$ 2,700
Other current assets [Member] | Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Conversion To NIS [Member]
Derivatives, Fair Value [Line Items]
Assets derivatives - Notional amount	$ 9,800		$ 9,800